Annual Fund Operating Expenses - Xtrackers MSCI Eurozone Hedged Equity ETF - Xtrackers MSCI Eurozone Hedged Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.45%
Other Expenses	0.02%	[1]
Total annual fund operating expenses	0.47%

[1]	Other Expenses include interest expense of 0.02%.